Personnel expenses - FTE (Details) - employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Personnel expenses
Research and development	349.7	213.0	121.6
Selling, general and administrative	264.4	119.5	56.3
Number of FTE	614.1	332.5	177.9